Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS, INC.
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	May 24, 2017
Document Effective Date	May 24, 2017
Prospectus Date	May 24, 2017
Class A, C, I, & Y Prospectus | Dreyfus Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	DGANX
Class A, C, I, & Y Prospectus | Dreyfus Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	DGCNX
Class A, C, I, & Y Prospectus | Dreyfus Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	DIGNX
Class A, C, I, & Y Prospectus | Dreyfus Global Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	DYGNX